Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000074154 | NVIDIA Corp8719749
Holdings [Line Items]
Percent of Total Investments	6.30%
C000074154 | Microsoft Corp8719524
Holdings [Line Items]
Percent of Total Investments	6.30%
C000074154 | Apple Inc8721426
Holdings [Line Items]
Percent of Total Investments	4.90%
C000074154 | Amazon.com Inc8721333
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074154 | Meta Platforms Inc8719496
Holdings [Line Items]
Percent of Total Investments	2.60%
C000074154 | Broadcom Inc8721679
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074154 | Alphabet Inc8721326
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074154 | Tesla Inc8718932
Holdings [Line Items]
Percent of Total Investments	1.40%
C000074154 | Berkshire Hathaway Inc8721606
Holdings [Line Items]
Percent of Total Investments	1.40%
C000074154 | Alphabet Inc8721328
Holdings [Line Items]
Percent of Total Investments	1.30%
C000074154 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074154 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000074154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000074154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000074154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000074154 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000074155 | U.S. Treasury Notes8719042
Holdings [Line Items]
Percent of Total Investments	8.50%
C000074155 | U.S. Treasury Notes8718447
Holdings [Line Items]
Percent of Total Investments	2.60%
C000074155 | U.S. Treasury Notes8718443
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074155 | FNMA8718261
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074155 | U.S. Treasury Notes8719039
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074155 | U.S. Treasury Notes8719045
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074155 | U.S. Treasury Notes8718453
Holdings [Line Items]
Percent of Total Investments	1.30%
C000074155 | FNMA8718271
Holdings [Line Items]
Percent of Total Investments	1.20%
C000074155 | FNMA8718275
Holdings [Line Items]
Percent of Total Investments	1.20%
C000074155 | U.S. Treasury Notes8718437
Holdings [Line Items]
Percent of Total Investments	1.00%
C000074155 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074155 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074155 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074155 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074155 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000074155 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000074155 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000013702 | New Covenant Growth Fund8718062
Holdings [Line Items]
Percent of Total Investments	61.00%
C000013702 | New Covenant Income Fund8718065
Holdings [Line Items]
Percent of Total Investments	38.00%
C000013702 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013702 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000074153 | New Covenant Income Fund8718054
Holdings [Line Items]
Percent of Total Investments	63.20%
C000074153 | New Covenant Growth Fund8718050
Holdings [Line Items]
Percent of Total Investments	36.10%
C000074153 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074153 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%